Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Net income	¥ 888,406	¥ 1,043,896
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income	(106,426)	144,740
Remeasurement of defined benefit pension plans	33,641	11,555
Share of other comprehensive income of investments accounted for using the equity method	577	87
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income	(416,904)	(205,549)
Cash flow hedges	4,735	51
Insurance contract valuation adjustments	599	(3,120)
Exchange differences on translating foreign operations	226,275	115,321
Share of other comprehensive income of investments accounted for using the equity method	1,501	798
Total other comprehensive income, net of tax	(256,002)	63,883
Comprehensive income	632,404	1,107,779
Comprehensive income attributable to
Sony Group Corporation's stockholders	623,678	1,118,628
Noncontrolling interests	¥ 8,726	¥ (10,849)